Convertible unsecured senior notes - Summary of deferred tax related to equity component of convertible notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Convertible senior notes [line items]
Convertible unsecured senior notes, Beginning balance	$ 52,403
Accretion expense	334	$ 179
Convertible unsecured senior notes, Ending balance	54,227	52,403
Liability component
Convertible senior notes [line items]
Convertible unsecured senior notes, Beginning balance	52,403	50,741
Accretion expense	1,824	1,662
Convertible unsecured senior notes, Ending balance	$ 54,227	$ 52,403